Business and Economic Collaborative Agreements - Additional Information (Detail)	Sep. 04, 2017 USD ($) ft²	May 01, 2015 USD ($)
Grant Disbursement Agreement
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Area of building to be establish under agreement | ft²	315,000
Purchase rate of equipment per year in first 10 year term	$ 1.00
Purchase rate of equipment per year in second 10 year term	1.00
Operating expenses committed to spent in first 10 year term	1,520,000,000
Operating expenses committed to spent in second 10 year term	$ 1,500,000,000
Lease term	10 years
Renewal lease term	10 years
New York State
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from state		$ 25,000,000
New York State | Grant Disbursement Agreement | Maximum
Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Proceeds from state	$ 200,000,000